Deposits, Payments and Other Receivables, Net - Schedule of Deposits, Payments and Other Receivables, Net (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Schedule of Deposits, Payments and Other Receivables, Net [Abstract]
Payments for suppliers	$ 1,900,279	¥ 13,108,126	¥ 9,313,656
Deferred IPO costs	24,989	172,376
Others	65,955	454,952	314,721
Total	$ 1,991,223	¥ 13,735,454	¥ 9,628,377